Shareholders' Equity (Schedule of stock option activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity [Abstract]
Outstanding, beginning balance	26,097	21,318	22,102
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,905	16,224	0
Forfeited and cancelled	0	0	0
Exercised	(8,447)	(11,445)	(784)
Outstanding, ending balance	22,555	26,097	21,318
Excercisable at year end	17,650	22,577	21,318
Exercisable at December 31, 2021	22,555
Weighted average exercise price, Outstanding, beginning balance	$ 22.99	$ 12.96	$ 12.66
Weighted average exercise price, Granted	81.28	31.5	0
Weighted average exercise price, Forfeited and cancelled	0	0	0
Weighted average exercise price, Exercised	4.38	16.41	4.38
Weighted average exercise price, Outstanding, ending balance	42.64	22.99	12.96
Weighted average exercise price, Exercisable, ending balance	$ 31.9	$ 16.78	$ 12.96
Weighted average Remaining Contractual term (years), Outstanding	6 years 2 months 23 days
Aggregate intrinsic Value, Outstanding	$ 863	$ 1,207	$ 375
Aggregate intrinsic Value, Exercisable	$ 863	$ 1,189	$ 375